Trade Accounts Receivable	12 Months Ended
Dec. 31, 2024
Trade Accounts Receivable
Trade Accounts Receivable
7. Trade Accounts Receivable

	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2024	12.31.2023
Electricity sales to final customers and Charges for use of the system - Copel DIS (a)	1,719,504	421,647	114,527	2,255,678	2,131,227
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS	930,801	—	—	930,801	850,513
Electricity sales to final customers	171,035	1,995	4,486	177,516	217,801
Other consumers receivables	93,041	34,614	59,549	187,204	202,315
Energy supply - Concessionaires, permission holder and trading companies	387,163	2,625	25,886	415,674	471,087
CCEE (7.2)	130,716	—	119,665	250,381	189,713
Charges for use of the transmission system	69,384	602	32,356	102,342	86,155
(-) Expected credit losses (7.3)	(12,098)	(12,973)	(215,643)	(240,714)	(282,382)
	3,489,546	448,510	140,826	4,078,882	3,866,429
			Current	3,962,702	3,761,170
			Noncurrent	116,180	105,259
(a) Includes the balance of debt installments of Copel DIS (Note 7.1).
7.1. Debt installments

	12.31.2024	12.31.2023
Residential	106,440	123,889
Industrial	77,038	87,323
Commercial	181,104	141,068
Rural	10,058	10,493
Public Entities	5,011	13,142
Public lighting	454	6,108
Public service	2,074	1,685
(-) Adjustment to present value	(21,251)	(46,209)
	360,928	337,499

At Copel DIS, the installment payment of overdue debts may be granted at the consumer's request based on criteria and conditions, which include the minimum down payment percentage, the number of installments, and guarantee requirements, depending on the amount of the debt.
The balances of debt installments, as of December 31, 2024, are at present value, and take into account the amount to be discounted, the due dates of the installments and the weighted average discount rate of 1.28% p.m. (1.22% p.m. as of December 31, 2023).
7.2. Electricity Trading Chamber - CCEE
Balance receivable deriving from the positive position in the monthly settlement of the spot market centralized by CCEE. Amounts are received in the second month following the recognition of revenue or offset against future settlements when the result is negative for the subsidiary.
The overdue balance of R$119,665 refers to the controversial portion resulting from the effects of the injunction for exclusion of responsibility of HPP Colíder, for which expected credit losses were recorded in the same amount, as outlined in Note 7.3. As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. The Company is contesting in court, filing a request for exclusion of liability so that the mandatory supply of energy contracted by the plant, in the period in delay, could be postponed.
In May 2023, a ruling was issued by the competent Federal Court, partially recognized the requests. Copel GeT filed an appeal with the TRF1 defending the extension of the recognition of the exclusions for the entire period and renewed the request for appellate relief to maintain the suspension of the sanctioning and contractual effects of Aneel's deliberations, until the judgment of the appeal, which was again granted in August 2023 by the Reporting Judge. The appeal is awaiting processing and judgment.
7.3. Expected credit losses

	Balance as of	Additions	Write offs	Reclassification (a)	Balance as of	Additions	Write offs	Reclassification (a)	Balance as of
	January 1, 2023				December 31, 2023				December 31, 2024
Electricity sales to f inal customers, Charges for use of the system and and other consumers receivables - Copel DIS	119,538	99,685	(85,356)		133,867	70,627	(120,871)	—	83,623
Electricity sales to final customers and other consumers receivables - Copel COM	12,532	2,792		—	15,324	716	(9,175)	—	6,865
Energy supply - Concessionaires, permission holder and trading companies	9,827	4,533	(834)	—	13,526	21,172	(4,137)	—	30,561
CCEE (7.2)	119,665	—	—	—	119,665	—	—	—	119,665
Gas distribution	10,381	286	(329)	(10,338)	—	7,510	—	(7,510)	—
	271,943	107,296	(86,519)	(10,338)	282,382	100,025	(134,183)	(7,510)	240,714
(a) Reclassification to Assets classified as held for sale (Note 37).